Class A Ordinary Shares Subject to Possible Redemption - Summary Of Ordinary shares Issued Recognized in Class A Ordinary Shares Subject To Possible Redemption (Q2) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Class A ordinary shares subject to possible redemption	$ 487,168,822	$ 483,000,000	$ 483,000,000
Redemptions of Class A ordinary shares	(478,003,632)	$ 0
Increase in redemption value of Class A ordinary shares subject to possible redemption	18,830		4,168,822
Class A ordinary shares subject to possible redemption	$ 9,184,020		$ 487,168,822